EQUITY BASED COMPENSATION - Summary of RSU award, RSU, PSU Replacement Awards Activity (Detail)	12 Months Ended
Dec. 31, 2023 shares USD ($) $ / shares
Time Vested Restricted Stock Units [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balances	5,167,949
Granted	7,988,968
Released	(5,262,072)
Forfeited	(423,241)
Outstanding balances at end	7,471,604
Vested and releasable,Units	519,925
Weighted average grant-date fair value, beginning balances | $ / shares	$ 30.23
Weighted average grant-date fair value, granted | $ / shares	22.2
Weighted average grant-date fair value, forfeited | $ / shares	22.87
Weighted average grant-date fair value, ending balance | $ / shares	$ 26.12
Time Vested Restricted Stock Units [Member] | RSU Replacement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed from WWE	1,011,215
Vested	(209,982)
Forfeited	(146,581)
Dividend equivalents	46,438
Outstanding balances at end	701,090
Weighted average grant-date fair value, Assumed from WWE | $ / shares	$ 100.65
Weighted average grant fair value, vested | $ / shares	100.65
Weighted average grant-date fair value, forfeited | $ / shares	$ 100.65
Weighted average grant-date fair value, dividend equivalents | $	100.65
Weighted average grant-date fair value, ending balance | $ / shares	$ 100.65
Market Vested Restricted Stock Units [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balances	1,429,209
Granted	0
Released	(184,805)
Forfeited	(151,790)
Outstanding balances at end	1,092,614
Weighted average grant-date fair value, beginning balances | $ / shares	$ 25.85
Weighted average grant-date fair value, granted | $ / shares	0
Weighted average grant-date fair value, forfeited | $ / shares	25.19
Weighted average grant-date fair value, ending balance | $ / shares	$ 25.35
Time Vested Performance Stock Units [Member] | PSU Replacement Awards[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed from WWE	641,190
Vested	(54,478)
Forfeited	(272,297)
Dividend equivalents	12,988
Outstanding balances at end	327,403
Weighted average grant-date fair value, Assumed from WWE | $ / shares	$ 100.65
Weighted average grant fair value, vested | $ / shares	100.65
Weighted average grant-date fair value, forfeited | $ / shares	$ 83.75
Weighted average grant-date fair value, dividend equivalents	100.65
Weighted average grant-date fair value, ending balance | $ / shares	$ 93.84
Market Vested Performane Stock Units [Member] | PSU Replacement Awards[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed from WWE	20,460
Vested	0
Forfeited	(20,460)
Dividend equivalents	0
Weighted average grant-date fair value, Assumed from WWE | $ / shares	$ 100.65
Weighted average grant fair value, vested | $ / shares	0
Weighted average grant-date fair value, forfeited | $ / shares	$ 100.65
Weighted average grant-date fair value, dividend equivalents	0
Weighted average grant-date fair value, ending balance | $ / shares	$ 0